23. Provision for legal and administrative proceedings (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Provision for legal and administrative proceedings	R$ 849,408	R$ 528,320
Civil [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Provision for legal and administrative proceedings	111,301	132,422
Labor [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Provision for legal and administrative proceedings	435,438	184,311
Tax [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Provision for legal and administrative proceedings	271,214	180,643
Regulatory [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Provision for legal and administrative proceedings	R$ 31,455	R$ 30,944